Subordinated loans - Additional information (Details) € in Millions, $ in Millions		1 Months Ended			12 Months Ended
		Sep. 30, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 EUR (€)	May 31, 2024 EUR (€)	Feb. 29, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated loans					€ 17,878	€ 15,401
Redemption of subordinated loans	[1]				€ 113,014	€ 90,574	€ 82,844
8% Perpetual AT1 Contingent Convertible Capital Securities (USD)
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $											$ 1,250
Borrowings, interest rate											8.00%
4.38% Fixed Rate Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Subordinated loans										€ 1,250
Borrowings, interest rate										4.38%
4.25% Fixed Rate Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Subordinated loans									€ 1,250
Borrowings, interest rate									4.25%
7.25% Perpetual Additional Tier 1 Contingent Convertible Capital Securities (USD)
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $								$ 1,000
Borrowings, interest rate								7.25%
8.50% Fixed Rate Subordinated Tier 2 Notes (USD) | ING Turkiye
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $								$ 150
Borrowings, interest rate								8.50%
6.75% Perpetual Additional Tier 1 Contingent Convertible Capital Securities (USD)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.75%
Redemption of subordinated loans | $			$ 1,250
2.50% Fixed Rate Subordinated Tier 2 Notes (USD)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.50%
Redemption of subordinated loans				€ 750
1.63% Fixed Rate Subordinated Tier 2 Notes (USD)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								1.63%
Redemption of subordinated loans		€ 1,000
Subordinated Loans | Average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.59%	4.44%

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities